Schedule of borrowings payment schedule (Details) R$ in Thousands	Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
2022	R$ 1,830,617
2023	1,635,034
2024	1,923,571
2025	2,050,193
2026	1,915,508
2027	1,989,822
2028 to 2044	6,379,091
TOTAL	17,723,836
Local currency
IfrsStatementLineItems [Line Items]
2022	1,471,500
2023	1,294,598
2024	1,625,471
2025	1,747,639
2026	1,665,857
2027	1,740,171
2028 to 2044	4,882,447
TOTAL	14,427,683
Local currency | Debentures
IfrsStatementLineItems [Line Items]
2022	596,418
2023	694,806
2024	1,062,558
2025	1,194,424
2026	1,074,178
2027	1,153,648
2028 to 2044	1,556,497
TOTAL	7,332,529
Local currency | BrazilianFederalSavingsBankMember
IfrsStatementLineItems [Line Items]
2022	98,784
2023	94,055
2024	93,315
2025	99,152
2026	105,355
2027	111,936
2028 to 2044	876,357
TOTAL	1,478,954
Local currency | BNDES
IfrsStatementLineItems [Line Items]
2022	209,832
2023	203,103
2024	196,438
2025	176,274
2026	166,466
2027	154,029
2028 to 2044	282,181
TOTAL	1,388,323
Local currency | SummaryOfCashAndCashEquivalentsTableTextBlock
IfrsStatementLineItems [Line Items]
2022	181,349
2023	181,349
2024	181,349
2025	181,349
2026	181,349
2027	181,349
2028 to 2044	1,437,658
TOTAL	2,525,752
Local currency | B I D I N V E S T [Member]
IfrsStatementLineItems [Line Items]
2022	34,800
2023	37,340
2024	39,550
2025	44,300
2026	106,390
2027	108,728
2028 to 2044	554,092
TOTAL	925,200
Local currency | Leases (Concession Agreements, Program Contracts and Contract Assets)
IfrsStatementLineItems [Line Items]
2022	36,640
2023	39,132
2024	40,228
2025	44,322
2026	30,846
2027	30,481
2028 to 2044	175,662
TOTAL	397,311
Local currency | Leases (Others)
IfrsStatementLineItems [Line Items]
2022	69,306
2023	40,094
2024	9,640
2025	5,656
2026	1,273
2027	0
2028 to 2044	0
TOTAL	125,969
Local currency | OtherBorrowingsMember
IfrsStatementLineItems [Line Items]
2022	4,790
2023	4,719
2024	2,393
2025	2,162
2026	0
2027	0
2028 to 2044	0
TOTAL	14,064
Local currency | BorrowingsInterestAndChargesMember
IfrsStatementLineItems [Line Items]
2022	239,581
2023	0
2024	0
2025	0
2026	0
2027	0
2028 to 2044	0
TOTAL	239,581
Foreign currency
IfrsStatementLineItems [Line Items]
2022	359,117
2023	340,436
2024	298,100
2025	302,554
2026	249,651
2027	249,651
2028 to 2044	1,496,644
TOTAL	3,296,153
Foreign currency | BorrowingsInterestAndChargesMember
IfrsStatementLineItems [Line Items]
2022	18,091
2023	0
2024	0
2025	0
2026	0
2027	0
2028 to 2044	0
TOTAL	18,091
Foreign currency | BID
IfrsStatementLineItems [Line Items]
2022	57,357
2023	57,357
2024	57,357
2025	61,811
2026	8,908
2027	8,908
2028 to 2044	132,922
TOTAL	384,620
Foreign currency | BIRD
IfrsStatementLineItems [Line Items]
2022	33,927
2023	33,928
2024	33,928
2025	33,928
2026	33,928
2027	33,928
2028 to 2044	216,688
TOTAL	420,255
Foreign currency | JICA
IfrsStatementLineItems [Line Items]
2022	206,815
2023	206,815
2024	206,815
2025	206,815
2026	206,815
2027	206,815
2028 to 2044	1,147,034
TOTAL	2,387,924
Foreign currency | BID 1983AB
IfrsStatementLineItems [Line Items]
2022	42,927
2023	42,336
2024	0
2025	0
2026	0
2027	0
2028 to 2044	0
TOTAL	R$ 85,263